Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 92,808	$ 8,148	$ 275,453	$ 42,048	$ 50,674	$ 107,760
Operating expenses
Sales and marketing	26,340	4,295	148,661	32,331	36,675	91,319
General and administrative	614,179	2,232,743	2,121,010	6,398,714	7,037,957	4,312,499
Total operating expenses	640,519	2,237,038	2,269,671	6,431,045	7,074,632	4,403,818
Loss from operations	(547,711)	(2,228,890)	(1,994,218)	(6,388,997)	(7,023,958)	(4,296,058)
Other (income) expense
Other (income) expense			(4,660)		(192)	(612)
Interest expense	26,254		92,316		11,000
Loss on Asset					22,145
Total other expense	26,254		87,656		69,518	(612)
Net loss before income taxes	(573,965)	(2,228,890)	(2,081,874)	(6,388,997)	(7,093,476)	(4,295,446)
Income taxes
Net Loss	$ (573,965)	$ (2,228,890)	$ (2,081,874)	$ (6,388,997)	$ (7,056,911)	$ (4,295,446)
Basic and diluted per common share amounts:
Basic net loss	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
Diluted net loss	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding (basic)	384,104,200	301,987,035	373,393,204	133,157,743	292,965,978	162,781,188
Weighted average number of common shares outstanding (diluted)	384,104,200	301,987,035	373,393,204	133,157,743	292,965,978	162,781,188
Previously Reported [Member]
Other (income) expense
Interest expense					$ 47,565
Net Loss					$ (7,093,476)	$ (4,295,446)